Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of the definitions, acronyms and abbreviations identified
ABS:	Asset backed security	FDICIA:	Federal Deposit Insurance Corporation
ACBB:	Atlantic Community Bankers Bank		Improvement Act of 1991
ACBI:	Atlantic Community Bancshares, Inc.	FHA:	Federal Housing Administration
ACH:	Automated Clearing House	FHLBB:	Federal Home Loan Bank of Boston
ACL:	Allowance for credit losses	FHLMC:	Federal Home Loan Mortgage Corporation
AFS:	Available-for-sale	FLA:	First Loss Account
Agency MBS:	MBS issued by a US government agency	FOMC:	Federal Open Market Committee
	or GSE	FRB:	Federal Reserve Board
ALCO:	Asset Liability Committee	FRBB:	Federal Reserve Bank of Boston
AML:	Anti-money laundering laws	GAAP:	Generally Accepted Accounting Principles
AOCI:	Accumulated other comprehensive income		in the United States
ASC:	Accounting Standards Codification	GSE:	Government sponsored enterprise
ASU:	Accounting Standards Update	HMDA:	Home Mortgage Disclosure Act
ATMs:	Automatic teller machines	HTM:	Held-to-maturity
ATS:	Automatic transfer service	ICS:	Insured Cash Sweeps of the IntraFi Network
Bancorp:	Community Bancorp.	IRS:	Internal Revenue Service
Bank:	Community National Bank	JNE:	Jobs for New England
BHG:	Bankers Healthcare Group	Jr:	Junior
BIC:	Borrower-in-Custody	LIBOR:	London Interbank Offered Rate
Board:	Board of Directors	LLC:	Limited liability corporation
BOLI:	Bank owned life insurance	MBS:	Mortgage-backed security
bp or bps:	Basis point(s)	MPF:	Mortgage Partnership Finance
BSA:	Bank Secrecy Act	MSAs	Metropolitan Statistical Areas
BTFP:	Bank Term Funding Program	MSRs:	Mortgage servicing rights
CBLR:	Community Bank Leverage Ratio	NII:	Net interest income
CDARS:	Certificate of Deposit Accounts Registry	NMTC:	New Markets Tax Credits
	Service of the IntraFi Network	OAS:	Other amortizing security
CDs:	Certificates of deposit	OBS:	Off-balance sheet
CECL:	Current Expected Credit Loss	OCI:	Other comprehensive income (loss)
CEO:	Credit Enhancement Obligation	OFAC:	Office of Foreign Asset Control
CFPB:	Consumer Financial Protection Bureau	OREO:	Other real estate owned
CFSG:	Community Financial Services Group, LLC	OTTI:	Other-than-temporary impairment
CFS Partners:	Community Financial Services Partners, LLC	PMI:	Private mortgage insurance
CME:	CME Group Benchmark Administration Ltd.	PPP:	Paycheck Protection Program
CMO:	Collateralized Mortgage Obligations	QM(s):	Qualified Mortgage(s)
Company:	Community Bancorp. and Subsidiary	RD:	USDA Rural Development
COVID-19:	Coronavirus Disease 2019	RESPA:	Real Estate Settlement Procedures Act
CRA:	Community Reinvestment Act	SBA:	U.S. Small Business Administration
CRE:	Commercial Real Estate	SEC:	U.S. Securities and Exchange Commission
DCF:	Discounted cash flow	SOFR:	Secured Overnight Financing Rate
DDA or DDAs:	Demand Deposit Account(s)	SOX:	Sarbanes-Oxley Act of 2002
DIF:	Deposit Insurance Fund	TILA:	Truth in Lending Act
DTC:	Depository Trust Company	USDA:	U.S. Department of Agriculture
DRIP:	Dividend Reinvestment Plan	VA:	U.S. Veterans Administration
Exchange Act:	Securities Exchange Act of 1934	VIE:	Variable interest entities
FASB:	Financial Accounting Standards Board	2017 Tax Act:	Tax Cut and Jobs Act of 2017
FDIA:	Federal Deposit Insurance Act	2018 Regulatory	Economic Growth, Regulatory Relief and
FDIC:	Federal Deposit Insurance Corporation	Relief Act:	Consumer Protection Act of 2018

Schedule of Earnings per common share
Years Ended December 31,	2024	2023

Net income, as reported	$12,764,450	$13,431,855
Less: dividends to preferred shareholders	125,625	120,938
Net income available to common shareholders	$12,638,825	$13,310,917
Weighted average number of common shares used in calculating earnings per share	5,553,052	5,471,457
Earnings per common share	$2.28	$2.43